Capital of the Operating Partnership (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 18, 2012	Dec. 31, 2010
Capital of the Operating Partnership [Line Items]
Vested Ownership Interest	100.00%		100.00%
Number of Trading Days	10 days
BIOMED REALTY, L.P. [Member]
Capital of the Operating Partnership [Line Items]
Partnership Units, Shares Outstanding	156,695,020
LTIP Units, Shares Outstanding	386,441
BIOMED REALTY, L.P. [Member]
Capital of the Operating Partnership [Line Items]
Contributed Proceeds	$ 222.4
Preferred Stock, Dividend Rate, Percentage	7.375%
Preferred Stock, Liquidation Preference per Share		$ 25.00
Date of Preferred Stock Redemption		Jan. 18, 2012
Preferred Stock, Shares Outstanding	7,920,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 1.84375
Non Listed Preferred Stock, Dividend Rate, Percentage	8.375%
Non Listed Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 2.09375
Parent Company [Member]
Capital of the Operating Partnership [Line Items]
Preferred Stock, Dividend Rate, Percentage	7.375%
Preferred Stock, Liquidation Preference per Share	$ 25	$ 25.00	$ 25
Date of Preferred Stock Redemption		Jan. 18, 2012
Preferred Stock, Shares Outstanding	7,920,000		9,200,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 1.84375
Non Listed Preferred Stock, Dividend Rate, Percentage	8.375%
Non Listed Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 2.09375
Parent Company [Member] | BIOMED REALTY, L.P. [Member]
Capital of the Operating Partnership [Line Items]
Noncontrolling Interest Redemption Value	$ 54.4
Average Closing Price Per Share	$ 18.27
Parent Company [Member]
Capital of the Operating Partnership [Line Items]
Vested Ownership Interest	98.10%		97.80%